Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible Assets

	2015
	Cost $	Accumulated amortization $	Net book value $
Software development costs	4,238	1,143	3,095
Purchased software	3,668	1,242	2,426
Domain names	540	235	305
	8,446	2,620	5,826

	2014
	Cost $	Accumulated amortization $	Net book value $
Software development costs	1,925	445	1,480
Purchased software	1,806	588	1,218
Domain names	90	80	10
	3,821	1,113	2,708

Internal software development costs of $2,313, $1,269 and $656 were capitalized during the years ended December 31, 2015, 2014 and 2013, respectively, and are included in Intangible assets in the accompanying Consolidated Balance Sheets. Amortization expense related to the capitalized internally developed software was $698, for the year ended December 31, 2015 and is included in Cost of revenues and General and administrative expense. Amortization expense related to the capitalized internally developed software was $330 and $115 for the years ended 2014 and 2013, respectively, and is included in Cost of revenues in the accompanying Consolidated Statements of Operations and Comprehensive Loss.
The following table illustrates the classification of amortization expense related to Intangible assets in the Consolidated Statements of Operations and Comprehensive Loss.

	2015 $	2014 $	2013 $
Cost of revenues	750	608	240
Sales and marketing	186	33	32
Research and development	465	20	5
General and administrative	110	13	1
	1,511	674	278

Estimated future amortization expense related to intangible assets, as at December 31, 2015 is as follows.

Fiscal Year	Amount $
2016	2,288
2017	2,215
2018	1,192
2019	131
Total	5,826